Disclosure of detailed information about capital management (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Statements [Line Items]
Share capital	$ 79,376,206	$ 77,286,874
Reserves	8,221,178	8,219,502
Deficit	(59,315,152)	(58,650,391)
Common share purchase warrants	1,539	67,305
Capital	$ 28,283,771	$ 26,923,290